Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 7,861,091	$ 7,569,630	$ 6,399,387
Costs of revenue	(7,659,933)	(6,562,702)	(5,130,739)
Gross profit	201,158	1,006,928	1,268,648
Operating expenses:
Marketing and sales	(3,645,049)	(2,120,196)	(2,455,895)
General and administrative	(21,725,516)	(5,232,219)	(3,360,702)
Research and development	(7,042,198)	(2,571,150)	(2,230,589)
Total operating expenses	(32,412,763)	(9,923,565)	(8,047,186)
Net operating loss	(32,211,605)	(8,916,637)	(6,778,538)
Non-operating income and expense:
Interest income	75,836	75,103	96,575
Foreign currency exchange gains	835,046	7,025	87,642
Foreign currency exchange losses	(5,979)	(1,053,705)	(16,472)
Loss on financial liabilities at fair value through profit or loss	(76,212)	(259,418)	(143,693)
Loss on extension of preference share liabilities			(26,209)
Other losses	(303,149)	(25,741)	(24,288)
Other income	95,104	76,365	154,226
Finance costs	(260,676)	(177,888)	(137,210)
Total non-operating income and expenses	359,970	(1,358,259)	(9,429)
Loss before tax	(31,851,635)	(10,274,896)	(6,787,967)
Income tax (expenses) benefit	(6,959)	2,616	6,729
Net loss	(31,858,594)	(10,272,280)	(6,781,238)
Other comprehensive income (loss):
Exchange differences on translation of foreign financial statements	(841,442)	1,321,784	(53,239)
Components of other comprehensive income (loss) that will be reclassified to loss	(841,442)	1,321,784	(53,239)
Other comprehensive income (loss)	(841,442)	1,321,784	(53,239)
Total comprehensive loss	(32,700,036)	(8,950,496)	(6,834,477)
Loss attributable to:
Owners of the parent	(31,852,853)	(10,269,908)	(6,748,574)
Non-controlling interests	(5,741)	(2,372)	(32,664)
Total comprehensive loss attributable to:
Owners of the parent	(32,694,348)	(8,947,970)	(6,801,817)
Non-controlling interests	$ (5,688)	$ (2,526)	$ (32,660)
Loss per share
Basic loss per share	$ (0.39)	$ (0.13)	$ (0.09)
Diluted loss per share	$ (0.39)	$ (0.13)	$ (0.09)